Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 76,130	$ 25,575
Restricted cash	9	9
Accounts receivable, net of allowance for doubtful accounts of $16,511 and $14,076 at December 31, 2019 and December 31, 2018, respectively	333,858	331,295
Prepaid expenses	40,710	31,021
Other current assets	11,750	20,712
Assets held for sale	30,619	0
Total current assets	493,076	408,612
Computer hardware and other property, net	18,042	20,641
Other intangible assets, net	1,828,640	1,958,520
Goodwill	1,328,045	1,282,919
Other non-current assets	18,632	26,556
Deferred income taxes	19,488	12,426
Operating lease right-of-use assets	85,448	0
Total Assets	3,791,371	3,709,674
Current liabilities:
Accounts payable	26,458	38,418
Accrued expenses and other current liabilities	159,217	153,849
Current portion of deferred revenues	407,325	391,102
Current portion of operating lease liability	22,130	0
Current portion of long-term debt	9,000	60,345
Liabilities held for sale	26,868	0
Total current liabilities	650,998	643,714
Long-term debt	1,628,611	1,930,177
Non-current portion of deferred revenues	19,723	17,112
Other non-current liabilities	18,891	24,838
Deferred income taxes	48,547	43,226
Operating lease liabilities	64,189	0
Total liabilities	2,430,959	2,659,067
Commitments and Contingencies
Shareholders' equity:
Ordinary Shares, no par value; unlimited shares authorized at December 31, 2019 and December 31, 2018; 306,874,115 and 217,526,425 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively;	2,208,529	1,677,510
Accumulated other comprehensive income (loss)	(4,879)	5,358
Accumulated deficit	(843,238)	(632,261)
Total shareholders' equity	1,360,412	1,050,607
Total Liabilities and Shareholders' Equity	$ 3,791,371	$ 3,709,674